SHAREHOLDERS EQUITY - Summary of Share Capital (Detail) - Common shares [member] - shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of classes of share capital [line items]
Percentage of shares outstanding	99.65%
Percentage of treasury shares	0.35%
Percentage of shares issued	100.00%
Total of shares	1,867,556,421
Treasury shares	6,514,511	7,432,832
Total	1,874,070,932
Free float [member]
Disclosure of classes of share capital [line items]
Percentage of shares outstanding	62.41%
Total of shares	1,169,498,325
Controlling Group [member]
Disclosure of classes of share capital [line items]
Percentage of shares outstanding	35.87%
Total of shares	672,312,942
Board of directors and executive officers
Disclosure of classes of share capital [line items]
Percentage of shares outstanding	1.37%
Total of shares	25,745,154